Finance expense (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Finance Income Expense [Abstract]
Summary of Finance Expense
Year ended 31 March	2019 £m	2018 £m	2017 £m
Finance expense
Interest on:
Financial liabilities at amortised cost and associated derivatives	582	478	567
Finance leases	13	16	15
Derivatives	-	14	12
Fair value movements on derivatives not in a designated hedge relationship	(3)	1	(2)
Reclassification of cash flow hedge from other comprehensive income	45	34	(1)
Unwinding of discount on provisions	14	15	16
Total finance expense before specific items	651	558	607
Specific items (note 10)	139	218	210
Total finance expense	790	776	817

Summary of Reconciliation of Net Finance Expense to Net Interest Cash Outflow

Net interest cash outflow of £508m (2017/18: £548m, 2016/17: £622m) is £109m lower (2017/18: £2m higher, 2016/17: £28m higher) than the net finance expense in the income statement.

Year ended 31 March	2019 £m	2018 £m	2017 £m
Finance expense before specific items	651	558	607
Finance income before specific items	(34)	(12)	(13)
Net finance expense before specific items	617	546	594
Timing differences:
– Derivative restructuring costs	–	–	1
– Timing of coupon payments on bonds	(85)	(6)	19
– Deferred income	8	8	8
Principal uplift on CPI and RPI linked bonds	(32)	–	–
Net interest cash outflow	508	548	622